Note 6 - Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31,
	2012	2011
Accounts payable	$5,219	$1,407
Engineering accrual	30	500
Other accrued liabilities	1,334	1,001
Total	$6,583	$2,908

The Company’s accrued liabilities as of March 31, 2011 included an estimated $398,000 in engineering services related to the development of a rugged notebook PC by an outside supplier during fiscal 2009. The Company was never billed for the services, and the related statutory period lapsed in fiscal 2012. In the fourth quarter of fiscal 2012, the Company eliminated the engineering accrual of $398,000, resulting in a reduction in product research, development and engineering expense.